Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Employee Benefits Provisions

	31 December 2019	31 December 2018
Retirement pay liability provision	222,164	160,613
Unused vacation provision	72,167	64,134

	294,331	224,747

Summary of Movement in Provision for Employee Termination Benefits
Movements in provision for employee termination benefits are as follows:

	2019	2018
1 January	160,613	149,449
Service cost	35,831	26,971
Remeasurements	36,385	(12,699)
Interest expense	25,566	16,957
Benefit payments	(36,231)	(20,065)

31 December	222,164	160,613

Summary of Sensitivity of Provision for Employee Termination Benefits to Changes in the Significant Actuarial Assumptions
The sensitivity of provision for employee termination benefits to changes in the significant actuarial assumptions is:

31 December 2019	Discount Rate			Inflation Rate

Sensitivity Level	1% increase		1% decrease	1% increase	1% decrease
Change in assumption	(14.2%	)	17.4%	17.9%	(14.7%	)

Impact on provision for employee termination benefits	(31,547)		38,657	39,767	(32,658)

31 December 2018	Discount Rate			Inflation Rate

Sensitivity Level	1% increase		1% decrease	1% increase	1% decrease
Change in assumption	(13.0%	)	15.7%	16.5%	(13.7%	)

Impact on provision for employee termination benefits	(20,880)		25,216	26,501	(22,004)